Investments (Evaluation of Available-For-Sale Securities for OTTI and Evaluating Temporarily Impaired AFS Securities - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Equity Securities Available For Sale With Gross Unrealized Loss Of Equal To Or Greater Than Stated Percentage	20.00%
Fixed Maturity Securities
Schedule of Available-for-sale Securities [Line Items]
Change in Gross Unrealized Temporary Loss	$ 2,600
Gross Unrealized Temporary Loss	2,000	4,600
Gross Unrealized Temporary Loss	888	1,220
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Change in Gross Unrealized Temporary Loss	(50)
Gross Unrealized Temporary Loss	67	117
Gross Unrealized Temporary Loss	37	48
Non-redeemable preferred stock
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	37	47
20% or more [Member] | Six months or greater [Member] | Fixed Maturity Securities
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	143
Number of Securities	51
20% or more [Member] | Six months or greater [Member] | Fixed Maturity Securities | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	61
Number of Securities	25
Percentage of gross unrealized loss	43.00%
20% or more [Member] | Six months or greater [Member] | Fixed Maturity Securities | Below Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	82
Number of Securities	26
Percentage of gross unrealized loss	57.00%
20% or more [Member] | Twelve months or greater [Member] | Equity securities
Schedule of Available-for-sale Securities [Line Items]
Number of Securities	6
Gross Unrealized Temporary Loss	$ 27
20% or more [Member] | Twelve months or greater [Member] | Non-redeemable preferred stock | Aaa/Aa/A | Financial Services Industry [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of gross unrealized loss	22.00%